UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number	811-5689

DWS Multi-Market Income Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	05/31/09

ITEM 1.           REPORT TO STOCKHOLDERS

  MAY 31, 2009

Semiannual Report to Shareholders

DWS Multi-Market Income Trust Ticker Symbol: KMM

Contents

4 Performance Summary

6 Portfolio Summary

8 Investment Portfolio

22 Financial Statements

26 Financial Highlights

28 Notes to Financial Statements

37 Other Information

38 Shareholder Meeting Results

39 Dividend Reinvestment Plan

41 Additional Information

42 Privacy Statement

Investments in funds involve risk. Yields and market value will fluctuate. Investing in emerging markets presents certain risks, such as currency fluctuation, political and economic changes and market risks. Additionally, the fund invests in lower-quality and non-rated securities, which present greater risk of loss of principal and interest than higher-quality securities. Bond investments are subject to interest-rate risk such that when interest rates rise, the prices of the bonds, and thus the value of the bond investment, can decline and the investor can lose principal value. Leverage results in additional risks and can magnify the effect of any losses. All of these factors may result in greater share price volatility. Closed-end funds, unlike open-end funds, are not continuously offered. There is an initial public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund's shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary May 31, 2009

Performance is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

Fund specific data and performance are provided for informational purposes only and are not intended for trading purposes.

Returns and rankings based on net asset value for the 1-year, 3-year, 5-year and 10-year periods shown reflect fee reductions. Without these fee reductions, returns and rankings would have been lower.

Average Annual Total Returns as of 5/31/09
DWS Multi-Market Income Trust	6-Month‡	1-Year	3-Year	5-Year	10-Year
Based on Net Asset Value(a)	28.68%	-5.37%	2.81%	7.66%	7.75%
Based on Market Price(a)	40.71%	-11.03%	-3.24%	5.66%	6.99%
Credit Suisse High Yield Index(b)	29.69%	-10.50%	.03%	3.40%	4.72%
Lipper Closed-End General Bond Funds Category(c)	16.95%	-3.20%	2.59%	4.11%	5.88%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
(a) Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market price reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to NAV at which the Fund's shares traded during the period.
(b) The Credit Suisse High Yield Index is an unmanaged, unleveraged, trader-priced portfolio constructed to mirror the global high-yield debt market. Index returns, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
(c) Lipper's Closed-End General Bond Funds Category represents funds that have no quality or maturity restrictions, can use leverage and tend to invest in lower-grade debt issues. Lipper figures represent the average of the total returns based on net asset value reported by all of the closed-end funds designated by Lipper Inc. as falling into the Closed-End General Bond Funds Category. Category returns, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into a Lipper category.
Net Asset Value and Market Price
	As of 5/31/09	As of 11/30/08
Net Asset Value	$ 7.87	$ 6.52
Market Price	$ 6.74	$ 5.10

Prices and net asset value fluctuate and are not guaranteed.

Distribution Information
Six Months as of 5/31/09: Income Dividends	$ .39
May Income Dividend	$ .0650
Current Annualized Distribution Rate (based on Net Asset Value) as of 5/31/09+	9.91%
Current Annualized Distribution Rate (based on Market Price) as of 5/31/09+	11.57%
+ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value/market price on May 31, 2009. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Distribution rates are historical, not guaranteed, and will fluctuate.
Lipper Rankings — Closed-End General Bond Funds Category as of 5/31/09
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	6	of	10	55
3-Year	6	of	10	55
5-Year	1	of	9	10
10-Year	2	of	7	25

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on net asset value total return with distributions reinvested.

Portfolio Summary

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	5/31/09	11/30/08

Corporate Bonds	74%	53%
Government & Agency Obligations	20%	40%
Loan Participants and Assignments	6%	5%
Cash Equivalents	—	2%
	100%	100%
Sector Diversification (Excludes Municipal Bonds and Notes, Cash Equivalents and Securities Lending Collateral)	5/31/09	11/30/08

Emerging Market Sovereign Bonds	21%	41%
Consumer Discretionary	15%	8%
Financials	15%	6%
Energy	10%	9%
Utilities	10%	7%
Telecommunication Services	7%	7%
Materials	7%	7%
Industrials	5%	6%
Health Care	5%	4%
Consumer Staples	3%	3%
Information Technology	2%	2%
	100%	100%
Quality (Excludes Cash Equivalents and Securities Lending Collateral)	5/31/09	11/30/08

AA	—	1%
A	7%	2%
BBB	21%	14%
BB	34%	45%
B	25%	29%
Below B	12%	8%
Not Rated	1%	1%
	100%	100%

Asset allocation, sector diversification and quality are subject to change.

The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk.

Interest Rate Sensitivity	5/31/09	11/30/08

Effective Maturity	7.3 years	9.5 years
Duration	5.1 years	5.7 years

Interest rate sensitivity is subject to change.

For more complete details about the Fund's investment portfolio, see page 8. A quarterly Fact Sheet is available upon request. A complete list of the Fund's portfolio holdings is posted as of the month end on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com. Please see the Additional Information section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of May 31, 2009 (Unaudited)

	Principal Amount ($)(a)	Value ($)

Corporate Bonds 95.9%
Consumer Discretionary 17.7%
AMC Entertainment, Inc.:
8.0%, 3/1/2014	355,000	319,500
144A, 8.75%, 6/1/2019 (b)	735,000	707,437
American Achievement Corp., 144A, 8.25%, 4/1/2012	110,000	92,400
American Achievement Group Holding Corp., 16.75%, 10/1/2012 (PIK)	245,436	51,542
Ameristar Casinos, Inc., 144A, 9.25%, 6/1/2014 (c)	420,000	424,200
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	255,000	175,950
8.0%, 3/15/2014	165,000	123,750
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015	315,000	236,250
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015**	205,000	20,500
Carrols Corp., 9.0%, 1/15/2013	130,000	121,875
Cox Communications, Inc., 144A, 9.375%, 1/15/2019 (c)	2,995,000	3,458,899
CSC Holdings, Inc.:
6.75%, 4/15/2012	275,000	265,375
Series B, 7.625%, 4/1/2011	2,880,000	2,872,800
144A, 8.5%, 6/15/2015	1,250,000	1,231,250
DirecTV Holdings LLC, 7.625%, 5/15/2016	620,000	599,850
DISH DBS Corp.:
6.375%, 10/1/2011	975,000	942,094
6.625%, 10/1/2014	355,000	322,162
7.125%, 2/1/2016 (c)	345,000	317,400
Dollarama Group Holdings LP, 8.573%***, 8/15/2012 (d)	216,000	152,280
Expedia, Inc., 7.456%, 8/15/2018	265,000	253,737
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015	290,000	13,050
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016 (c)	160,000	159,200
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	220,000	199,100
Group 1 Automotive, Inc., 8.25%, 8/15/2013	125,000	103,125
Harrahs Operating Escrow LLC, 144A, 11.25%, 6/1/2017 (b)	440,000	426,800
Hertz Corp., 8.875%, 1/1/2014 (c)	960,000	873,600
Idearc, Inc., 8.0%, 11/15/2016**	625,000	14,062
Indianapolis Downs LLC, 144A, 11.0%, 11/1/2012	160,000	116,800
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	140,000	108,500
Kabel Deutschland GmbH, 10.625%, 7/1/2014	490,000	507,150
Lamar Media Corp., Series C, 6.625%, 8/15/2015 (c)	170,000	137,700
Levi Strauss & Co., 8.625%, 4/1/2013 EUR	250,000	314,548
Macy's Retail Holdings, Inc.:
5.35%, 3/15/2012	650,000	597,785
8.875%, 7/15/2015	60,000	57,809
Mediacom Broadband LLC, 8.5%, 10/15/2015 (c)	235,000	213,850
MGM MIRAGE:
144A, 10.375%, 5/15/2014	275,000	283,250
144A, 11.125%, 11/15/2017 (c)	345,000	361,387
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	345,000	310,500
Norcraft Holdings LP, 9.75%, 9/1/2012	680,000	598,400
Penske Automotive Group, Inc., 7.75%, 12/15/2016	560,000	431,200
Pinnacle Entertainment, Inc.:
7.5%, 6/15/2015	125,000	104,375
8.75%, 10/1/2013	190,000	187,150
Quebecor Media, Inc., 7.75%, 3/15/2016 (c)	320,000	284,000
Quebecor World, Inc., 144A, 9.75%, 1/15/2015**	205,000	18,450
Reader's Digest Association, Inc., 9.0%, 2/15/2017	185,000	7,400
Ryland Group, Inc., 8.4%, 5/15/2017	160,000	155,200
Sabre Holdings Corp., 8.35%, 3/15/2016	225,000	128,250
Seminole Hard Rock Entertainment, Inc., 144A, 3.82%***, 3/15/2014	290,000	200,100
Shaw Communications, Inc., 8.25%, 4/11/2010	3,680,000	3,753,600
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015	210,000	121,800
Simmons Co., Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014	820,000	16,400
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013	250,000	156,250
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 10/15/2014	270,000	253,125
Time Warner Cable, Inc., 7.5%, 4/1/2014 (c)	4,725,000	5,124,971
Time Warner, Inc., 9.125%, 1/15/2013	985,000	1,069,400
Travelport LLC:
5.886%***, 9/1/2014	185,000	92,500
9.875%, 9/1/2014	45,000	28,350
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015**	75,000	9,000
United Components, Inc., 9.375%, 6/15/2013	45,000	30,600
Unity Media GmbH:
144A, 8.75%, 2/15/2015 EUR	1,210,000	1,676,365
144A, 10.375%, 2/15/2015	165,000	164,175
UPC Holding BV:
144A, 7.75%, 1/15/2014 EUR	530,000	681,827
144A, 8.0%, 11/1/2016 EUR	240,000	291,788
Vertis, Inc., 13.5%, 4/1/2014 (PIK)	92,577	454
Videotron Ltd.:
6.875%, 1/15/2014	60,000	56,700
9.125%, 4/15/2018	175,000	181,125
144A, 9.125%, 4/15/2018	135,000	139,725
WMG Acquisition Corp., 144A, 9.5%, 6/15/2016	300,000	299,625
Young Broadcasting, Inc., 8.75%, 1/15/2014**	1,245,000	9,338
		33,759,110
Consumer Staples 4.5%
Alliance One International, Inc., 8.5%, 5/15/2012	190,000	176,700
Altria Group, Inc.:
8.5%, 11/10/2013	210,000	236,245
9.7%, 11/10/2018	105,000	119,498
ConAgra Foods, Inc., 5.875%, 4/15/2014	1,575,000	1,647,600
Delhaize America, Inc., 8.05%, 4/15/2027	65,000	64,504
Delhaize Group, 5.875%, 2/1/2014 (c)	1,575,000	1,584,726
General Nutrition Centers, Inc., 6.404%***, 3/15/2014 (PIK)	240,000	198,600
Ingles Markets, Inc., 144A, 8.875%, 5/15/2017	160,000	157,800
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012	975,000	360,750
Philip Morris International, Inc., 6.875%, 3/17/2014	1,050,000	1,166,765
Smithfield Foods, Inc., 7.75%, 7/1/2017	60,000	41,400
SUPERVALU, Inc., 8.0%, 5/1/2016	435,000	426,300
Tyson Foods, Inc.:
7.85%, 4/1/2016	280,000	263,565
144A, 10.5%, 3/1/2014	275,000	291,500
Viskase Companies, Inc., 11.5%, 6/15/2011	2,430,000	1,773,900
		8,509,853
Energy 12.4%
Atlas Energy Resources LLC, 144A, 10.75%, 2/1/2018	610,000	542,900
Belden & Blake Corp., 8.75%, 7/15/2012	1,170,000	924,300
Berry Petroleum Co., 10.25%, 6/1/2014	325,000	318,906
Bristow Group, Inc., 7.5%, 9/15/2017	335,000	291,450
Chaparral Energy, Inc., 8.5%, 12/1/2015	385,000	221,375
Chesapeake Energy Corp.:
6.25%, 1/15/2018	340,000	275,825
6.875%, 1/15/2016	1,305,000	1,125,562
7.25%, 12/15/2018	495,000	413,325
7.5%, 6/15/2014	120,000	111,000
9.5%, 2/15/2015 (c)	65,000	64,188
Colorado Interstate Gas Co., 6.8%, 11/15/2015	645,000	649,406
Delta Petroleum Corp., 7.0%, 4/1/2015	110,000	46,750
El Paso Corp.:
7.25%, 6/1/2018	405,000	373,031
7.75%, 6/15/2010	3,857,000	3,862,924
8.25%, 2/15/2016	240,000	238,200
9.625%, 5/15/2012	165,000	167,043
Energy Transfer Partners LP, 6.0%, 7/1/2013	750,000	745,951
EXCO Resources, Inc., 7.25%, 1/15/2011	383,000	342,785
Forest Oil Corp., 7.25%, 6/15/2019	155,000	133,300
Frontier Oil Corp.:
6.625%, 10/1/2011	160,000	156,400
8.5%, 9/15/2016 (c)	450,000	445,500
GulfSouth Pipeline Co., LP, 144A, 5.75%, 8/15/2012	740,000	713,857
KCS Energy, Inc., 7.125%, 4/1/2012	1,335,000	1,244,887
Linn Energy LLC, 144A, 11.75%, 5/15/2017	475,000	453,625
Mariner Energy, Inc.:
7.5%, 4/15/2013	245,000	214,375
8.0%, 5/15/2017	270,000	213,300
Newfield Exploration Co., 7.125%, 5/15/2018	955,000	859,500
OPTI Canada, Inc.:
7.875%, 12/15/2014	690,000	465,750
8.25%, 12/15/2014	830,000	572,700
Pemex Project Funding Master Trust, 5.75%, 3/1/2018	770,000	723,800
Petrohawk Energy Corp.:
7.875%, 6/1/2015	145,000	134,488
9.125%, 7/15/2013	250,000	245,625
Petronas Capital Ltd., REG S, 7.875%, 5/22/2022	620,000	698,926
Plains Exploration & Production Co.:
7.0%, 3/15/2017 (c)	235,000	204,450
7.625%, 6/1/2018	530,000	467,725
Quicksilver Resources, Inc., 7.125%, 4/1/2016	640,000	467,200
Regency Energy Partners LP:
8.375%, 12/15/2013	320,000	304,000
144A, 9.375%, 6/1/2016	650,000	630,500
Southwestern Energy Co., 144A, 7.5%, 2/1/2018	320,000	304,800
Stallion Oilfield Services, 144A, 9.75%, 2/1/2015	255,000	59,925
Stone Energy Corp.:
6.75%, 12/15/2014	525,000	305,813
8.25%, 12/15/2011	770,000	504,350
TEPPCO Partners LP, 7.625%, 2/15/2012	275,000	286,282
Tesoro Corp., 6.5%, 6/1/2017	790,000	641,875
TransCanada PipeLines Ltd., 7.125%, 1/15/2019	165,000	183,280
Whiting Petroleum Corp.:
7.25%, 5/1/2012	505,000	470,913
7.25%, 5/1/2013	55,000	50,325
Williams Companies, Inc., 8.125%, 3/15/2012	870,000	889,714
		23,762,106
Financials 18.8%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015	640,000	252,800
Anglo American Capital PLC:
144A, 9.375%, 4/8/2014	380,000	401,706
144A, 9.375%, 4/8/2019	250,000	265,770
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015	325,000	118,560
Bank of America Corp., 5.75%, 12/1/2017	775,000	692,217
Bank of America NA:
5.3%, 3/15/2017	250,000	212,183
6.1%, 6/15/2017	3,285,000	2,883,905
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014**	125,000	17,500
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016	420,000	399,525
Caterpillar Financial Services Corp., 6.125%, 2/17/2014 (c)	3,935,000	4,060,432
CIT Group, Inc.:
5.8%, 7/28/2011 (c)	650,000	507,924
Series A, 7.625%, 11/30/2012 (c)	405,000	319,097
Citigroup, Inc.:
5.0%, 9/15/2014	615,000	534,729
6.5%, 8/19/2013 (c)	630,000	624,314
Conproca SA de CV, REG S, 12.0%, 6/16/2010	711,730	734,861
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011	2,080,000	1,794,975
7.375%, 2/1/2011	280,000	254,963
7.875%, 6/15/2010	610,000	580,618
9.875%, 8/10/2011 (c)	1,475,000	1,346,548
Fresenius US Finance II, Inc., 144A, 9.0%, 7/15/2015	300,000	310,500
GMAC LLC:
144A, 6.875%, 9/15/2011	1,690,000	1,512,550
144A, 7.25%, 3/2/2011	1,135,000	1,021,500
7.75%, 1/19/2010	175,000	167,724
144A, 7.75%, 1/19/2010	1,425,000	1,360,875
Hawker Beechcraft Acquisition Co., LLC, 8.875%, 4/1/2015 (PIK)	350,000	108,500
Hexion US Finance Corp., 9.75%, 11/15/2014	130,000	55,900
Inmarsat Finance II PLC, 10.375%, 11/15/2012	725,000	748,562
Intergas Finance BV, REG S, 6.875%, 11/4/2011	1,815,000	1,633,500
iPayment, Inc., 9.75%, 5/15/2014	225,000	122,062
JPMorgan Chase & Co., 5.375%, 1/15/2014 (c)	580,000	590,117
JPMorgan Chase Bank NA, 6.0%, 10/1/2017	550,000	528,376
Morgan Stanley, 5.3%, 3/1/2013	1,185,000	1,188,406
New ASAT (Finance) Ltd., 9.25%, 2/1/2011**	345,000	1,294
Nielsen Finance LLC, 144A, 11.5%, 5/1/2016 (c)	110,000	104,500
NiSource Finance Corp., 7.875%, 11/15/2010	1,195,000	1,216,077
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014	385,000	315,700
Pinnacle Foods Finance LLC, 9.25%, 4/1/2015	10,000	8,925
Qwest Capital Funding, Inc., 7.0%, 8/3/2009	1,455,000	1,455,000
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	45,000	46,406
Rio Tinto Finance (USA) Ltd.:
8.95%, 5/1/2014	105,000	112,845
9.0%, 5/1/2019	225,000	241,333
Sprint Capital Corp.:
7.625%, 1/30/2011	1,000,000	987,500
8.375%, 3/15/2012	350,000	344,750
The Goldman Sachs Group, Inc., 4.75%, 7/15/2013 (c)	1,185,000	1,165,443
Tropicana Entertainment LLC, 9.625%, 12/15/2014**	730,000	3,650
UCI Holdco, Inc., 9.32%***, 12/15/2013 (PIK)	276,405	46,989
Universal City Development Partners Ltd., 11.75%, 4/1/2010	840,000	806,400
Virgin Media Finance PLC:
8.75%, 4/15/2014	560,000	540,400
8.75%, 4/15/2014 EUR	340,000	468,641
Series 1, 9.5%, 8/15/2016	810,000	774,149
Wind Acquisition Finance SA:
144A, 9.75%, 12/1/2015 EUR	1,310,000	1,814,907
144A, 10.75%, 12/1/2015	75,000	78,750
		35,884,858
Health Care 3.9%
Boston Scientific Corp., 6.0%, 6/15/2011	720,000	709,200
Community Health Systems, Inc., 8.875%, 7/15/2015	1,460,000	1,443,575
HCA, Inc.:
144A, 8.5%, 4/15/2019	270,000	263,925
9.125%, 11/15/2014	325,000	319,313
9.25%, 11/15/2016	1,590,000	1,562,175
9.625%, 11/15/2016 (PIK)	520,000	497,900
144A, 9.875%, 2/15/2017	505,000	505,000
HEALTHSOUTH Corp., 10.75%, 6/15/2016	180,000	183,600
IASIS Healthcare LLC, 8.75%, 6/15/2014	395,000	386,112
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)	245,000	196,000
The Cooper Companies, Inc., 7.125%, 2/15/2015	360,000	344,700
Vanguard Health Holding Co. I, LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015	295,000	275,088
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014	675,000	661,500
		7,348,088
Industrials 6.3%
Actuant Corp., 6.875%, 6/15/2017	180,000	161,100
Allied Waste North America, Inc., 6.5%, 11/15/2010	525,000	532,875
ARAMARK Corp., 8.5%, 2/1/2015 (c)	525,000	500,719
BE Aerospace, Inc., 8.5%, 7/1/2018 (c)	560,000	529,200
Belden, Inc., 7.0%, 3/15/2017	185,000	163,956
Bombardier, Inc., 144A, 6.75%, 5/1/2012	810,000	745,200
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	225,000	207,654
Cenveo Corp., 144A, 10.5%, 8/15/2016	240,000	172,200
Congoleum Corp., 8.625%, 8/1/2008**	395,000	118,500
Corrections Corp. of America, 7.75%, 6/1/2017 (b)	120,000	117,600
Esco Corp.:
144A, 5.195%***, 12/15/2013	275,000	198,000
144A, 8.625%, 12/15/2013	245,000	205,800
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013	185,000	157,250
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012	290,000	131,950
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014	735,000	580,650
7.625%, 12/1/2013	460,000	377,200
9.375%, 5/1/2012	985,000	884,038
Kansas City Southern Railway Co., 8.0%, 6/1/2015 (c)	455,000	391,300
Mobile Mini, Inc., 9.75%, 8/1/2014	300,000	279,750
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014	300,000	229,500
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017**	805,000	56,350
RBS Global & Rexnord Corp., 9.5%, 8/1/2014	195,000	162,825
Titan International, Inc., 8.0%, 1/15/2012	795,000	683,700
TransDigm, Inc., 7.75%, 7/15/2014 (c)	200,000	193,000
Union Pacific Corp., 5.125%, 2/15/2014	1,580,000	1,594,757
United Rentals North America, Inc.:
6.5%, 2/15/2012	460,000	430,100
7.0%, 2/15/2014	580,000	446,600
US Concrete, Inc., 8.375%, 4/1/2014	235,000	145,700
Vought Aircraft Industries, Inc., 8.0%, 7/15/2011	130,000	63,700
Waste Management, Inc., 6.375%, 3/11/2015	1,545,000	1,559,325
		12,020,499
Information Technology 2.4%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029	800,000	456,000
L-3 Communications Corp.:
5.875%, 1/15/2015	690,000	614,100
Series B, 6.375%, 10/15/2015	650,000	591,500
7.625%, 6/15/2012	1,380,000	1,378,275
MasTec, Inc., 7.625%, 2/1/2017	430,000	382,700
Seagate Technology International, 144A, 10.0%, 5/1/2014	165,000	166,650
SunGard Data Systems, Inc., 10.25%, 8/15/2015	965,000	875,738
Vangent, Inc., 9.625%, 2/15/2015	160,000	122,000
		4,586,963
Materials 8.6%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011	105,000	68,250
ARCO Chemical Co., 9.8%, 2/1/2020**	1,685,000	513,925
Ashland, Inc., 144A, 9.125%, 6/1/2017	415,000	421,225
Cascades, Inc., 7.25%, 2/15/2013	159,000	137,138
Clondalkin Acquisition BV, 144A, 3.32%***, 12/15/2013	290,000	191,400
Compass Minerals International, Inc., 144A, 8.0%, 6/1/2019 (b)	325,000	321,750
CPG International I, Inc., 10.5%, 7/1/2013	445,000	233,625
Crown Americas LLC, 144A, 7.625%, 5/15/2017	120,000	117,600
Dow Chemical Co.:
7.6%, 5/15/2014	1,015,000	1,027,387
8.55%, 5/15/2019	270,000	269,974
Exopack Holding Corp., 11.25%, 2/1/2014	685,000	548,856
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 4/1/2015	1,320,000	1,320,000
8.375%, 4/1/2017	1,843,000	1,829,177
GEO Specialty Chemicals, Inc.:
144A, 7.5%***, 3/31/2015 (PIK)	417,785	250,671
10.0%, 3/31/2015	421,120	252,672
Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017	155,000	145,700
144A, 8.25%, 5/1/2016	585,000	576,225
9.5%, 12/1/2011	170,000	174,675
Hexcel Corp., 6.75%, 2/1/2015	915,000	828,075
Huntsman International LLC, 144A, 6.875%, 11/15/2013 EUR	420,000	371,096
Huntsman LLC, 11.625%, 10/15/2010	855,000	867,825
Innophos, Inc., 8.875%, 8/15/2014	110,000	98,725
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014	940,000	827,200
Millar Western Forest Products Ltd., 7.75%, 11/15/2013	110,000	41,800
NewMarket Corp., 7.125%, 12/15/2016	495,000	435,600
NewPage Corp., 10.0%, 5/1/2012	410,000	229,600
OI European Group BV, 144A, 6.875%, 3/31/2017 EUR	210,000	262,736
Owens-Brockway Glass Container, Inc., 144A, 7.375%, 5/15/2016 (c)	160,000	154,800
Radnor Holdings Corp., 11.0%, 3/15/2010**	90,000	113
Silgan Holdings, Inc., 144A, 7.25%, 8/15/2016	320,000	308,800
Teck Resources Ltd.:
144A, 9.75%, 5/15/2014	290,000	288,550
144A, 10.25%, 5/15/2016	290,000	293,625
144A, 10.75%, 5/15/2019	725,000	745,844
Terra Capital, Inc., Series B, 7.0%, 2/1/2017	475,000	444,125
The Mosaic Co., 144A, 7.375%, 12/1/2014	1,450,000	1,471,938
Wolverine Tube, Inc., 15.0%, 6/30/2012 (PIK)	305,000	259,250
		16,329,952
Telecommunication Services 9.0%
BCM Ireland Preferred Equity Ltd., 144A, 8.281%***, 2/15/2017 (PIK) EUR	224,865	33,725
CC Holdings GS V LLC, 144A, 7.75%, 5/1/2017	270,000	265,950
Centennial Communications Corp.:
10.0%, 1/1/2013	185,000	194,712
10.125%, 6/15/2013	3,430,000	3,532,900
Cincinnati Bell, Inc.:
7.25%, 7/15/2013	670,000	634,825
8.375%, 1/15/2014	240,000	227,100
Cricket Communications, Inc.:
9.375%, 11/1/2014	745,000	741,275
144A, 10.0%, 7/15/2015	495,000	499,950
Crown Castle International Corp., 9.0%, 1/15/2015 (c)	560,000	565,600
Frontier Communications Corp., 6.25%, 1/15/2013	280,000	262,150
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012	97,606	50,755
Hellas Telecommunications Luxembourg V, 144A, 4.935%***, 10/15/2012 EUR	200,000	165,403
Hughes Network Systems LLC, 144A, 9.5%, 4/15/2014	780,000	752,700
Intelsat Corp.:
144A, 9.25%, 8/15/2014	100,000	96,500
144A, 9.25%, 6/15/2016	1,350,000	1,296,000
Intelsat Jackson Holdings Ltd., 11.25%, 6/15/2016 (c)	255,000	261,375
Intelsat Subsidiary Holding Co., Ltd., 144A, 8.875%, 1/15/2015 (c)	590,000	581,150
iPCS, Inc., 3.153%***, 5/1/2013 (c)	115,000	95,163
MetroPCS Wireless, Inc.:
9.25%, 11/1/2014	815,000	818,056
144A, 9.25%, 11/1/2014 (c)	470,000	470,000
Millicom International Cellular SA, 10.0%, 12/1/2013	2,020,000	2,060,400
Qwest Corp.:
7.875%, 9/1/2011	775,000	772,094
144A, 8.375%, 5/1/2016	90,000	88,425
8.875%, 3/15/2012	145,000	146,088
Rogers Communications, Inc., 6.8%, 8/15/2018	715,000	763,398
Sprint Nextel Corp., 6.0%, 12/1/2016	345,000	280,312
Stratos Global Corp., 9.875%, 2/15/2013	140,000	143,500
Telesat Canada, 144A, 11.0%, 11/1/2015	1,150,000	1,115,500
Windstream Corp.:
7.0%, 3/15/2019 (c)	340,000	303,450
8.625%, 8/1/2016	45,000	44,213
		17,262,669
Utilities 12.3%
AES Corp.:
8.0%, 10/15/2017	255,000	237,150
8.0%, 6/1/2020	375,000	330,000
144A, 8.75%, 5/15/2013	1,609,000	1,637,157
9.5%, 6/1/2009	2,405,000	2,405,000
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012	7,040,000	7,314,122
CenterPoint Energy Houston Electric LLC, Series U, 7.0%, 3/1/2014	110,000	117,609
CenterPoint Energy, Inc., Series B, 7.25%, 9/1/2010	470,000	477,259
CMS Energy Corp., 8.5%, 4/15/2011	1,200,000	1,212,018
Duke Energy Corp., 6.3%, 2/1/2014 (c)	785,000	832,654
Energy Future Holdings Corp., 10.875%, 11/1/2017	395,000	280,450
Florida Gas Transmission Co., 144A, 7.9%, 5/15/2019 (c)	785,000	816,732
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016	185,000	177,600
Jersey Central Power & Light Co., 7.35%, 2/1/2019	785,000	825,493
Knight, Inc., 6.5%, 9/1/2012 (c)	435,000	420,863
Mirant Americas Generation LLC, 8.3%, 5/1/2011	1,060,000	1,054,700
Mirant North America LLC, 7.375%, 12/31/2013	145,000	138,838
NRG Energy, Inc.:
7.25%, 2/1/2014	530,000	507,475
7.375%, 2/1/2016	525,000	494,156
7.375%, 1/15/2017	1,145,000	1,076,300
NV Energy, Inc.:
6.75%, 8/15/2017	535,000	471,585
8.625%, 3/15/2014	108,000	106,380
Orion Power Holdings, Inc., 12.0%, 5/1/2010	1,275,000	1,316,437
Progress Energy, Inc., 6.05%, 3/15/2014 (c)	800,000	830,864
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015	785,000	465,113
		23,545,955
Total Corporate Bonds (Cost $196,602,345)		183,010,053

Government & Agency Obligations 25.1%
Sovereign Bonds
Federative Republic of Brazil:
7.875%, 3/7/2015	1,980,000	2,237,400
8.875%, 10/14/2019	2,415,000	2,964,413
12.5%, 1/5/2016 BRL	2,070,000	1,151,841
Government of Ukraine, REG S, 7.65%, 6/11/2013	1,685,000	1,305,875
Republic of Argentina, 5.83%, 12/31/2033 ARS	760	97
Republic of Bulgaria, 144A, 8.25%, 1/15/2015	1,580,000	1,686,650
Republic of Colombia:
8.25%, 12/22/2014	690,000	786,600
10.75%, 1/15/2013	780,000	936,000
Republic of El Salvador, 144A, 7.65%, 6/15/2035	1,235,000	1,047,280
Republic of Ghana, 144A, 8.5%, 10/4/2017	175,000	140,875
Republic of Indonesia, 144A, 6.875%, 3/9/2017	3,385,000	3,258,062
Republic of Panama:
7.125%, 1/29/2026	2,005,000	2,045,100
9.375%, 1/16/2023	2,610,000	3,177,675
Republic of Peru:
7.125%, 3/30/2019	785,000	839,950
7.35%, 7/21/2025	4,235,000	4,537,802
Republic of Poland, 5.875%, 2/3/2014 EUR	1,515,000	2,183,711
Republic of South Africa, 6.5%, 6/2/2014	1,785,000	1,847,475
Republic of Turkey:
7.0%, 9/26/2016	2,235,000	2,257,350
7.25%, 3/15/2015	665,000	679,963
11.75%, 6/15/2010	4,495,000	4,832,125
Republic of Uruguay:
7.625%, 3/21/2036	615,000	602,700
9.25%, 5/17/2017	1,825,000	2,062,250
Russian Federation, REG S, 7.5%, 3/31/2030	1,529,976	1,526,151
Socialist Republic of Vietnam, 144A, 6.875%, 1/15/2016	645,000	632,100
United Mexican States:
5.625%, 1/15/2017 (c)	3,195,000	3,258,900
Series A, 5.875%, 1/15/2014	1,845,000	1,944,630
Total Government & Agency Obligations (Cost $48,778,925)		47,942,975

Loan Participations and Assignments 7.8%
Senior Loans*** 6.9%
Aspect Software, Inc., Term Loan, LIBOR plus 3.0%, 4.25%, 7/11/2011	335,036	244,576
Buffets, Inc.:
Letter of Credit, LIBOR plus 7.35%, 8.47%, 5/1/2013 (PIK)	40,572	15,214
Incremental Term Loan, LIBOR (3% floor) plus 15.0%, 18.0%, 4/30/2012	115,824	109,453
Second Lien Term Loan, LIBOR plus 1.0%, plus 16.25% (PIK), 19.121%, 5/1/2013	193,039	69,977
Charter Communications Operating LLC:
Term Loan, Prime plus 3.0%, 6.25%, 3/6/2014	1,891,553	1,639,353
Term Loan, Prime plus 6.0%, 9.25%, 3/6/2014	974,689	953,572
Community Health Systems, Inc.:
Term Delayed Draw, LIBOR plus 2.25%, 2.569%, 7/25/2014	83,172	74,335
Term Loan, LIBOR plus 2.25%, 2.924%, 7/25/2014	1,630,322	1,457,100
Cricket Communications, Inc., Term Loan, Prime plus 2.5%, 5.75%, 6/16/2013	982,893	991,803
Essar Steel Algoma, Inc., Term Loan B, LIBOR plus 2.5%, 2.82%, 6/20/2013	219,364	144,780
Georgia-Pacific Corp., Term Loan B, LIBOR plus 2.0%, 3.293%, 12/20/2012	470,597	436,699
Golden Nugget, Inc., Second Lien Term Loan, LIBOR plus 3.25%, 3.57%, 12/31/2014	230,000	58,650
Graphic Packaging International, Inc., Term Loan C, LIBOR plus 2.75%, 3.957%, 5/16/2014	524,794	488,798
Hawker Beechcraft Acquisition Co., LLC:
Letter of Credit, LIBOR plus 2.1%, 3.22%, 3/26/2014	47,680	28,593
Term Loan, LIBOR plus 2.0%, 3.22%, 3/26/2014	809,916	485,699
HCA, Inc., Term Loan A, LIBOR plus 1.75%, 2.97%, 11/16/2012	2,731,653	2,461,903
Hexion Specialty Chemicals, Inc.:
Term Loan C1, LIBOR plus 2.25%, 3.5%, 5/5/2013	826,116	495,669
Term Loan C2, LIBOR plus 2.25%, 3.5%, 5/5/2013	203,799	122,279
IASIS Healthcare LLC, Term Loan, LIBOR plus 5.25%, 6.289%, 6/13/2014 (PIK)	330,063	249,198
Sabre, Inc., Term Loan B, LIBOR plus 2.25%, 3.289%, 9/30/2014	199,221	138,734
Sbarro, Inc., Term Loan, LIBOR plus 4.5%, 4.928%, 1/31/2014	266,000	200,830
Texas Competitive Electric Holdings Co., LLC:
Term Loan B2, LIBOR plus 3.5%, 3.882%, 10/10/2014	112,380	77,243
Term Loan B3, LIBOR plus 3.5%, 3.882%, 10/10/2014	1,837,025	1,266,271
Tribune Co., Term Loan B, Prime plus 2.0%, 5.25%, 6/4/2014**	404,875	125,714
Wm. Wrigley Jr. Co., Term Loan B, LIBOR plus 3.5%, 6.5%, 10/6/2014	790,000	793,279
		13,129,722
Sovereign Loans 0.9%
Export-Import Bank of Ukraine, 6.8%, 10/4/2012	1,215,000	886,950
Gaz Capital (Gazprom), 144A, 6.51%, 3/7/2022	1,285,000	960,538
		1,847,488
Total Loan Participations and Assignments (Cost $17,520,567)		14,977,210

Municipal Bonds and Notes 0.5%
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Build America Bonds, 7.336%, 11/15/2039 (Cost $795,000)	795,000	891,966

Preferred Securities 0.1%
Financials 0.0%
Xerox Capital Trust I, 8.0%, 2/1/2027 (c)	120,000	93,000
Materials 0.1%
Hercules, Inc., 6.5%, 6/30/2029	400,000	222,000
Total Preferred Securities (Cost $377,719)		315,000
	Shares	Value ($)

Common Stocks 0.0%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*	8,911	16,708
Vertis Holdings, Inc.*	4,349	0
		16,708
Materials 0.0%
GEO Specialty Chemicals, Inc.*	7,125	6,056
GEO Specialty Chemicals, Inc. 144A*	649	552
		6,608
Total Common Stocks (Cost $87,834)		23,316

Warrants 0.0%
Financials 0.0%
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*	52,000	2,504
Industrials 0.0%
Dayton Superior Corp., 144A, Expiration Date 6/15/2009*	25	0
Materials
Ashland, Inc., Expiration Date 3/31/2029*	400	0
Total Warrants (Cost $87,876)		2,504

Convertible Preferred Stocks 0.0%
Consumer Discretionary
ION Media Networks, Inc.:
144A, 12.0%*	75,000	0
Series AI, 144A, 12.0%*	15,000	0
Total Convertible Preferred Stocks (Cost $12,580)		0

Securities Lending Collateral 8.9%
Daily Assets Fund Institutional, 0.53% (e) (f) (Cost $16,967,973)	16,967,973	16,967,973

Cash Equivalents 0.2%
Cash Management QP Trust, 0.39% (e) (Cost $337,838)	337,838	337,838
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $281,568,657)+	138.5	264,468,835
Other Assets and Liabilities, Net (c)	(2.6)	(4,985,788)
Notes Payable	(35.9)	(68,500,000)
Net Assets	100.0	190,983,047
* Non-income producing security.
** Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds and senior loans that are in default:
Securities	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
ARCO Chemical Co.	9.8%	2/1/2020	1,685,000	1,769,086	513,925
Buffalo Thunder Development Authority	9.375%	12/15/2014	125,000	125,747	17,500
CanWest MediaWorks LP	9.25%	8/1/2015	205,000	205,000	20,500
Congoleum Corp.	8.625%	8/1/2008	395,000	392,755	118,500
Idearc, Inc.	8.0%	11/15/2016	625,000	641,019	14,062
New ASAT (Finance) Ltd.	9.25%	2/1/2011	345,000	298,650	1,294
Quebecor World, Inc.	9.75%	1/15/2015	205,000	206,950	18,450
R.H. Donnelley Corp.	8.875%	10/15/2017	805,000	802,406	56,350
Radnor Holdings Corp.	11.0%	3/15/2010	90,000	79,463	113
Tribune Co.	5.25%	6/4/2014	404,875	404,622	125,714
Tropicana Entertainment LLC	9.625%	12/15/2014	730,000	547,250	3,650
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	75,000	75,994	9,000
Young Broadcasting, Inc.	8.75%	1/15/2014	1,245,000	1,111,306	9,338
				6,660,248	908,396
*** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of May 31, 2009.
+ The cost for federal income tax purposes was $284,034,531. At May 31, 2009, net unrealized depreciation for all securities based on tax cost was $19,565,696. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,568,353 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $25,134,049.
(a) Principal amount stated in US dollars unless otherwise noted.
(b) When-issued security.
(c) All or a portion of these securities were on loan, amounting to $15,631,600. In addition, included in other assets and liabilities, net is a pending sale, amounting to $806,382, that is also on loan (see Notes to Financial Statements). The value of all securities loaned at May 31, 2009 amounted to $16,437,982, which is 8.6% of net assets.
(d) Security has deferred its 6/15/2008 and 12/15/2008 interest payments until 12/31/2009.
(e) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: Represents the London InterBank Offered Rate.

PIK: Denotes that all or a portion of the income is paid in-kind.

Prime: Interest rate charged by banks to their most credit worthy customers.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act.

As of May 31, 2009, the Fund had entered into the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)
EUR	4,432,300	USD	6,042,156	6/19/2009	(222,913)
EUR	1,581,700	USD	2,156,189	6/19/2009	(79,549)
Total unrealized depreciation					(302,462)
Currency Abbreviations
ARS Argentine Peso EUR Euro
BRL Brazilian Real USD United States Dollar

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Valuation Inputs	Investments in Securities	Other Financial Instruments++
Level 1	$ 16,967,973	$ —
Level 2	245,336,048	(302,462)
Level 3	2,164,814	—
Total	$ 264,468,835	$ (302,462)
++ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as forward foreign currency exchange contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value at May 31, 2009:

Investments in Securities
Balance as of November 30, 2008	$ 433,585
Total realized gain (loss)	88
Change in unrealized appreciation (depreciation)	186,655
Amortization premium/discount	13,204
Net purchases (sales)	844,440
Net transfers in (out) of Level 3	686,842
Balance as of May 31, 2009	$ 2,164,814
Net change in unrealized appreciation (depreciation) from investments still held as of May 31, 2009	$ 152,281

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of May 31, 2009 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $264,262,846) — including $15,631,600 of securities loaned	$ 247,163,024
Investment in Daily Assets Fund Institutional (cost $16,967,973)*	16,967,973
Investment in Cash Management QP Trust (cost $337,838)	337,838
Total investments, at value (cost $281,568,657)	264,468,835
Cash	89
Foreign currency, at value (cost $112,637)	112,722
Receivable for investments sold	11,405,166
Interest receivable	5,634,931
Foreign taxes recoverable	6,327
Other assets	3,696
Total assets	281,631,766
Liabilities
Notes payable	68,500,000
Payable upon return of securities loaned	16,967,973
Payable for investments purchased	2,967,902
Payable for when-issued securities purchased	1,574,022
Interest on notes payable	60,058
Net payable on closed forward foreign currency exchange contracts	1,617
Unrealized depreciation on forward foreign currency exchange contracts	302,462
Accrued management fee	138,870
Other accrued expenses and payables	135,815
Total liabilities	90,648,719
Net assets, at value	$ 190,983,047
Net Assets Consist of:
Undistributed net investment income	1,625,300
Net unrealized appreciation (depreciation) on: Investments	(17,099,822)
Foreign currency	(281,637)
Accumulated net realized gain (loss)	(46,255,713)
Paid-in capital	252,994,919
Net assets, at value	$ 190,983,047
Net Asset Value
Net Asset Value per share ($190,983,047 ÷ 24,256,668 outstanding shares of beneficial interest, $.01 par value, unlimited shares authorized)	$ 7.87
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended May 31, 2009 (Unaudited)
Investment Income
Income: Interest (net of foreign taxes withheld of $812)	$ 9,256,292
Interest — Cash Management QP Trust	38,014
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	59,439
Total Income	9,353,745
Expenses: Management fee	735,922
Services to shareholders	37,124
Custodian fee	11,487
Professional fees	42,825
Trustees' fees and expenses	2,102
Reports to shareholders	38,545
Interest expense	436,043
Stock exchange listing fees	11,863
Other	34,056
Total expenses before expense reductions	1,349,967
Expense reductions	(11)
Total expenses after expense reductions	1,349,956
Net investment income (loss)	8,003,789
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(13,318,821)
Credit default swap contracts	163,458
Foreign currency	(410,049)
(13,565,412)
Change in net unrealized appreciation (depreciation) on: Investments	48,155,282
Credit default swap contracts	(8,853)
Foreign currency	(233,692)
47,912,737
Net gain (loss)	34,347,325
Net increase (decrease) in net assets resulting from operations	$ 42,351,114

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows for the six months ended May 31, 2009 (Unaudited)
Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$ 42,351,114
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) by operating activities: Purchases of long-term investments	(163,746,968)
Net purchases, sales and maturities of short-term investments	2,637,955
Net amortization/accretion of premium (discount)	(108,601)
Proceeds from sales and maturities of long-term investments	142,230,820
(Increase) decrease in interest receivable	125,524
(Increase) decrease in other assets	10,327
(Increase) decrease in receivable for investments sold	(11,029,234)
Increase (decrease) in interest on notes payable	28,749
Increase (decrease) in payable for investments and when-issued securities purchased	4,429,496
Increase (decrease) in net payable on closed forward foreign currency exchange contracts	434
Increase (decrease) in accrued expenses and payables	33,547
Change in net unrealized (appreciation) depreciation on investments	(48,155,282)
Change in net unrealized (appreciation) depreciation on credit default swap contracts	8,853
Change in net unrealized (appreciation) depreciation on forward foreign currency exchange contracts	272,171
Net realized (gain) loss from investments	13,318,821
Cash provided (used) by operating activities	(17,592,274)
Cash Flows from Financing Activities
Net increase (decrease) in notes payable	27,000,000
Distributions paid	(9,460,103)
Cash provided (used) by financing activities	17,539,897
Increase (decrease) in cash	(52,377)
Cash at beginning of period (including foreign currency)	165,188
Cash at end of period (including foreign currency)	$ 112,811
Supplemental Disclosure
Interest paid on notes	$ (407,294)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended May 31, 2009 (Unaudited)	Year Ended November 30, 2008
Operations: Net investment income	$ 8,003,789	$ 16,242,361
Net realized gain (loss)	(13,565,412)	(11,389,046)
Change in net unrealized appreciation (depreciation)	47,912,737	(60,883,404)
Net increase (decrease) in net assets resulting from operations	42,351,114	(56,030,089)
Distributions to shareholders from: Net investment income	(9,460,103)	(18,920,206)
Increase (decrease) in net assets	32,891,011	(74,950,295)
Net assets at beginning of period	158,092,036	233,042,331
Net assets at end of period (including undistributed net investment income of $1,625,300 and $3,081,614, respectively)	$ 190,983,047	$ 158,092,036
Other Information
Shares outstanding at beginning of period	24,256,668	24,256,668
Shares outstanding at end of period	24,256,668	24,256,668

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended November 30,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 6.52	$ 9.61	$ 10.09	$ 9.75	$ 9.53	$ 8.77
Income (loss) from investment operations: Net investment income[b]	.33	.67	.68	.72	.78	.78
Net realized and unrealized gain (loss)	1.41	(2.98)	(.38)	.40	.22	.73
Total from investment operations	1.74	(2.31)	.30	1.12	1.00	1.51
Less distributions from: Net investment income	(.39)	(.78)	(.78)	(.78)	(.78)	(.75)
Rights offering costs	—	—	(.01)[c]	—	—	—
Advisor reimbursement	—	—	.01	—	—	—
Net asset value, end of period	$ 7.87	$ 6.52	$ 9.61	$ 10.09	$ 9.75	$ 9.53
Market value, end of period	$ 6.74	$ 5.10	$ 8.45	$ 10.73	$ 10.15	$ 9.08
Total Return
Based on net asset value (%)[d]	28.68**	(24.55)[e]	3.12[c,e,g]	11.87[e]	10.85	18.48
Based on market value (%)[d]	40.71**	(32.88)	(14.74)	14.28	21.12	15.52
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	191	158	233	208	200	195
Ratio of expenses before fee reductions (including interest expense) (%)	1.56*	1.49	2.15	2.55	2.14	1.60
Ratio of expenses after fee reductions (including interest expense) (%)	1.56*	1.48	2.14	2.54	2.14	1.60
Ratio of expenses after fee reductions (excluding interest expense) (%)	1.06*	1.04	1.02	1.03	1.11	1.05
Ratio of net investment income (%)	9.24*	7.56	6.85	7.28	8.12	8.59
Portfolio turnover rate (%)	75**	35	53	79	143	187
Total debt outstanding end of period ($ thousands)	68,500	41,500	20,000	52,750	60,000	60,000
Asset coverage per $1,000 of debt[f]	3,788	4,810	12,652	4,934	4,331	4,244
[a] For the six months ended May 31, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] During the period ending November 30, 2007, the Fund issued 3,647,934 shares in connection with a rights offering of the Fund's shares. Without the effect of the rights offering costs, total return based on net asset value would have been 0.10% higher.
[d] Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to NAV at which the Fund's shares trade during the period.
[e] Total return would have been lower had certain fees not been reduced.
[f] Asset coverage equals the total net assets plus borrowings of the Fund divided by the borrowings outstanding at period end.
[g] Includes a non-recurring reimbursement from the Advisor for a fee previously charged to the Fund. Excluding this non-recurring reimbursement, total return would have been 0.09% lower.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Multi-Market Income Trust (the ``Fund'') is registered under the Investment Company Act of 1940, as amended (the ``1940 Act''), as a closed-end, diversified management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Fund. If the pricing services are unable to provide valuations, the securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

New Accounting Pronouncement. In April 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently reviewing the enhanced disclosure requirements for the adoption of FSP 157-4.

Securities Lending. The Fund may lend securities to financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agents will use their best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Loan Participations and Assignments. Loan Participations and Assignments are portions of loans originated by banks and sold in pieces to investors. These US dollar-denominated fixed and floating rate loans ("Loans") in which the Fund invests, are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy-outs and refinancings, and Sovereign Loans, which are debt instruments between a foreign sovereign entity and one or more financial institutions. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. All Loan Participations and Assignments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

Derivatives. The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 161 ("FAS 161"), "Disclosures about Derivative Instruments and Hedging Activities," effective at the beginning of the Fund's fiscal year. FAS 161 requires enhanced disclosure about the Fund's derivative and hedging activities. The disclosure below includes additional information as a result of adopting FAS 161.

Credit Default Swap Contracts. The Fund is subject to credit risk. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. The Fund sold credit default swap contracts to obtain long exposure to an underlying issuer. Under certain circumstances, this may be a more efficient way for the Fund to create exposure to an issuer than trading for the actual underlying bonds themselves. As a seller in the credit default swap contract, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a US or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swap contracts in order to hedge against the risk of a credit event on debt securities, in which case the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap contract it will "cover" its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund. The maximum counterparty credit risk to the Fund is measured by the current value of the contract, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty.

Credit default swap contracts are marked to market daily based upon quotations from a board approved pricing vendor and the change in value, if any, is recorded daily as unrealized gain or loss. An upfront payment made by the Fund is recorded as an asset on the Statement of Assets and Liabilities. An upfront payment received by the Fund, if any, is recorded as a liability on the Statement of Assets and Liabilities. Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss on the Statement of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

There are no open credit default swaps as of May 31, 2009. During the period ended May 31, 2009, the Fund had transactions in credit default swaps having an aggregate notional value of less than five percent of the Fund's net assets.

Forward Foreign Currency Exchange Contracts. The Fund is subject to foreign exchange rate risk in its securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the US dollar may affect the US dollar value of foreign securities or the income or gains received on these securities. To reduce the effect of currency fluctuations, the Fund may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Sales and purchases of forward currency contracts having the same settlement date and broker are offset and any gain (loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of a forward currency contract to buy and a forward currency contract to sell are included in net realized and unrealized gain (loss) from foreign currency.

Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the current value of the forward currency contract, to the extent that this amount is beneficial to the Fund. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward foreign currency exchange contracts as of May 31, 2009 is included at the end of the Fund's Investment Portfolio.

At May 31, 2009, the Fund had the following derivatives (not designated as hedges under Statement of Financial Accounting Standards No. 133), grouped into appropriate risk categories that illustrate how and why the Fund uses derivative instruments:

Liability Derivatives	Forward Contracts
Foreign Exchange Contracts (a)	$ (302,462)

The above contracts are located in the following Statement of Assets and Liabilities accounts:

(a) Unrealized depreciation on forward foreign currency exchange contracts

Transactions in derivative instruments during the six months ended May 31, 2009, were as follows:

Realized Gain (Loss)	Forward Contracts	Swap Contracts	Total Value
Foreign Exchange Contracts (a)	$ (406,116)	$ —	$ (406,116)
Credit Contracts (b)	—	163,458	163,458
	$ (406,116)	$ 163,458	$ (242,658)

Each of the above contracts is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)
(b) Net realized gain (loss) from credit default swap contracts
Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Swap Contracts	Total Value
Foreign Exchange Contracts (a)	$ (272,171)	$ —	$ (272,171)
Credit Contracts (b)	—	(8,853)	(8,853)
	$ (272,171)	$ (8,853)	$ (281,024)

Each of the above contracts is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)
(b) Change in net unrealized appreciation (depreciation) on credit default swap contracts

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At November 30, 2008, the Fund had a net tax basis capital loss carryforward of approximately $27,740,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until November 30, 2010 ($15,940,000), November 30, 2015 ($813,000) and November 30, 2016 ($10,987,000), the expiration dates, whichever occurs first.

In addition, from November 1, 2008 through November 30, 2008, the Fund incurred approximately $2,283,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending November 30, 2009.

The Fund has reviewed the tax positions for the open tax years as of November 30, 2008 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to forward currency contracts, certain securities sold at a loss and premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the foreign currency positions and cash held at the Fund's custodian bank at May 31, 2009.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Purchases and Sales of Securities

During the six months ended May 31, 2009, purchases and sales of investment securities (excluding short-term investments) aggregated $163,746,968 and $142,230,820, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The Fund pays a monthly investment management fee of 1/12 of the annualized rate of 0.85% of the Fund's average weekly net assets.

Service Provider Fees. DWS Investments Service Company (``DISC''), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended May 31, 2009, the amount charged to the Fund by DISC aggregated $29,264, of which $26,179 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended May 31, 2009, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $7,827, all of which is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Cash Management QP Trust (the ``QP Trust''), and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust.

D. Investing in High Yield Securities

Investing in high yield securities may involve greater risks and considerations not typically associated with investing in US Government bonds and other high quality fixed-income securities. These securities are non-investment grade securities, often referred to as "junk bonds." Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and pay interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities.

E. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States of America. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions of income and capital, and future adverse political, social and economical developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements and may have prices more volatile than those of comparable securities of issuers in the United States of America.

F. Fee Reductions

The Fund has entered into an arrangement with its custodian agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the six months ended May 31, 2009, the Fund's custodian fee was reduced by $11 for custodian credits earned.

G. Borrowings

The Fund has entered into a revolving credit agreement dated May 31, 2002 with a commercial paper conduit (the "Lender"), which allows the Fund to borrow against a secured line of credit in an aggregate amount up to $69,000,000. The borrowings under the line of credit are secured by a pledge of the Fund's portfolio securities. The revolving credit agreement facility has a maturity date of June 24, 2010 subject to early termination discussed below. There is no assurance the facility will be renewed in 2010.The notes payable represents a secured loan of $68,500,000, which is the amount drawn on the facility at May 31, 2009. The note bears interest at the commercial paper rate plus program fees. A commitment fee is charged to the Fund and is included with "interest expense" on the Statement of Operations. An arrangement fee incurred by the Fund in connection with its loan was deferred and is being amortized on a straight line basis over a five-year period. The loan amounts and rates are reset periodically under the revolving credit agreement.

The weighted average outstanding daily balance of all loans (based on the 182 days the loans were outstanding) during the six months ended May 31, 2009 was $51,348,901, with a weighted average interest rate of 0.80%.

Draws on the line of credit are funded by the issuance of commercial paper notes. The Lender's obligation under the note is supported by a Stand by Purchase Agreement between the Lender and a commercial bank. The Lender's commitment under the revolving credit agreement is subject to early termination on the scheduled termination date of the Stand by Purchase Agreement. The Stand by Purchase Agreement had an initial term of 364 days, and is renewable for additional periods, which may be shorter than 364 days. As such, the revolving credit agreement may be terminated by the Lender upon ninety (90) days notice if the Liquidity Agreement is not renewed at any time, and is also subject to other customary termination events.

Other Information

Certifications

The Fund's chief executive officer has certified to the New York Stock Exchange that, as of June 24, 2009, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund's reports to the Securities and Exchange Commission on Forms N-CSR and N-Q contain certifications by the Fund's chief executive officer and chief financial officer that relate to the Fund's disclosure in such reports and that are required by rule 30a-2 under the 1940 Act.

Amended and Restated Bylaws

On March 11, 2009, the Fund's Board of Trustees amended and restated the Fund's by-laws in their entirety (the "Amended and Restated Bylaws"). The Amended and Restated Bylaws provide for, among other things, (i) a classified Board; (ii) certain advance notice requirements for a shareholder to properly bring a matter, including nominees for Trustee, before a shareholder meeting; (iii) certain procedural requirements for shareholders to call a meeting of shareholders; (iv) election of Trustees by a majority of the Fund's outstanding voting securities; and (v) higher thresholds for shareholder and Trustee approval of certain extraordinary transactions.

Notice of Possible Share Repurchases

In accordance with Section 23(c) of the Investment Company Act of 1940, the Fund hereby gives notice that it may from time to time repurchase shares of the Fund in the open market at the option of the Board of Trustees and on such terms as the Trustees may determine.

Shareholder Meeting Results (Unaudited)

The Annual Meeting of Shareholders (the "Meeting") of DWS Multi-Market Income Trust (the "Fund") was held on May 28, 2009 at the New York Marriott East Side, 525 Lexington Avenue, New York, New York 10017. At the Meeting, the following matter was voted upon by the shareholders (the resulting votes are presented below).

1. Election of Trustees — Class I

Number of Votes:
	For	Withheld
Dawn-Marie Driscoll	20,796,778	1,196,156
Keith R. Fox	20,787,303	1,205,631
Richard J. Herring	20,920,139	1,072,795
William N. Searcy, Jr.	20,903,746	1,089,188
Robert H. Wadsworth	20,915,463	1,077,472

Dividend Reinvestment Plan

A summary of the Fund's Dividend Reinvestment Plan (the "Plan") is set forth below. Shareholders may obtain a copy of the entire Plan by visiting the Fund's Web site at www.dws-investments.com or by writing or calling DWS Investment Service Company ("DISC") at:

P.O. Box 219066
Kansas City, Missouri 64121-9066
(800) 294-4366

If you wish to participate in the Plan and your shares are held in your own name, simply contact DISC for the appropriate form. If your shares are held in the name of a broker or other nominee, you should contact the broker or nominee in whose name your shares are held to determine whether and how you may participate in the Plan. The Fund's transfer agent and dividend disbursing agent (the "Transfer Agent") will establish a Dividend Investment Account (the "Account") for each shareholder participating in the Plan. The Transfer Agent will credit to the Account of each participant any cash dividends and capital gains distributions (collectively, "Distributions") paid on shares of the Fund (the "Shares"). Shares in a participant's Account are transferable upon proper written instructions to the Transfer Agent. Upon request to the Transfer Agent, a certificate for any or all full Shares in a participant's Account will be sent to the participant.

If, on the record date for a Distribution (the "Record Date"), Shares are trading at a discount from net asset value per Share, funds credited to a participant's Account will be used to purchase Shares (the "Purchase"). The Plan Agent (currently Computershare Inc.) will attempt, commencing five days prior to the Payment Date and ending at the close of business on the Payment Date ("Payment Date" as used herein shall mean the last business day of the month in which such Record Date occurs), to acquire Shares in the open market. If and to the extent that the Plan Agent is unable to acquire sufficient Shares to satisfy the Distribution by the close of business on the Payment Date, the Fund will issue to the Plan Agent, Shares valued at net asset value per Share in the aggregate amount of the remaining value of the Distribution. If, on the Record Date, Shares are trading at a premium over net asset value per Share, the Fund will issue on the Payment Date Shares valued at net asset value per Share on the Record Date to the Transfer Agent in the aggregate amount of the funds credited to the participants' Accounts. The Fund will increase the price at which Shares may be issued under the Plan to 95% of the fair market value of the shares on the Record Date if the net asset value per Share of the Shares on the Record Date is less than 95% of the fair market value of the Shares on the Record Date.

The cost of Shares acquired for each participant's Account in connection with a Purchase shall be determined by the average cost per Share, including brokerage commissions, of the Shares acquired in connection with that Purchase. There will be no brokerage charges with respect to Shares issued directly by the Fund as a result of Distributions. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases. Brokerage charges for purchasing small amounts of Shares for individual Accounts through the Plan can be expected to be less than the usual brokerage charges for such transactions, as the Plan Agent will be purchasing Shares for all participants in blocks and prorating the lower commission thus attainable.

A participant may from time to time make voluntary cash contributions to his Account in a minimum amount of $100 (no more than $500 may be contributed per month). Participants making voluntary cash investments will be charged a $0.75 service fee for each such investment and will be responsible for their pro rata share of brokerage commissions. Please contact DISC for more information on voluntary cash contributions.

The Fund reserves the right to amend the Plan, including provisions with respect to any Distribution paid, subsequent to notice thereof sent to participants in the Plan at least ninety days before the record date for such Distribution, except when such amendment is necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, in which case such amendment shall be effective as soon as practicable. The Plan may be terminated by the Fund.

Shareholders may withdraw from the Plan at any time by giving the Transfer Agent a written notice. A notice of withdrawal will be effective for the next Distribution following receipt of the notice by the Transfer Agent provided the notice is received by the Transfer Agent at least ten days prior to the Record Date for the Distribution. When a participant withdraws from the Plan, or when the Plan is terminated by the Fund, the participant will receive a certificate for full Shares in the Account, plus a check for any fractional Shares based on market price; or, if a Participant so desires, the Transfer Agent will notify the Plan Agent to sell his Shares in the Plan and send the proceeds to the participant, less brokerage commissions and a $2.50 service fee.

Shareholders will receive tax information annually for personal records and to assist in preparation of their federal income tax returns. If Shares are purchased at a discount, the amount of the discount is considered taxable income and is added to the cost basis of the purchased Shares.

Additional Information

Automated Information Line	DWS Investments Closed-End Fund Info Line (800) 349-4281
Web Site	www.dws-investments.com Obtain quarterly fact sheets, financial reports, press releases and webcasts when available.
Written Correspondence	Deutsche Investment Management Americas Inc. 345 Park Avenue New York, NY 10154
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Legal Counsel	Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601
Dividend Reinvestment Plan Agent	Computershare Inc. P.O. Box 43078 Providence, RI 02940-3078
Shareholder Service Agent and Transfer Agent	DWS Investments Service Company P.O. Box 219066 Kansas City, MO 64121-9066 (800) 294-4366
Custodian	State Street Bank and Trust Company 225 Franklin Street Boston, MA 02110
Independent Registered Public Accounting Firm	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
NYSE Symbol	KMM
CUSIP Number	23338L 108

Privacy Statement

Dear Valued Client:

We want to make sure you know our policy regarding the way in which our clients' private information is handled at DWS Investments. The following information is issued by DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number, and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians and broker-dealers to assist us in processing transactions and servicing your account.

In addition, we may disclose the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. These organizations may only use client information for the purpose designated by the companies listed above, and additional requirements beyond federal law may be imposed by certain states. To the extent that these state laws apply, we will comply with them before we share information about you.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required to or may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

At any time, if you have questions about our policy, please write to us at:

DWS Investments
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415 September 2008

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
	(a)	(b)	(c)	(d)
	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs
Period

December 1 through December 31	0	n/a	n/a	n/a
January 1 through January 31	0	n/a	n/a	n/a
February 1 through February 28	0	n/a	n/a	n/a
March 1 through March 31	0	n/a	n/a	n/a
April 1 through April 30	0	n/a	n/a	n/a
May 1 through May 31	0	n/a	n/a	n/a

Total	0	n/a	n/a	n/a

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Chairman of the Board, P.O. Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)       There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Multi-Market Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Multi-Market Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 30, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 30, 2009